Related Parties - Related Party Loans (Details) - Working Capital Loans	2 Months Ended
Dec. 31, 2020 USD ($)
Sponsor
Related Parties
Balance outstanding	$ 0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors
Related Parties
Amount of related party transaction	2,000,000
Loans convertible into warrants	$ 2,000,000